UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting period: January 1, 2017 – June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)

June 30, 2017

• JNL® Investors Series Trust

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 30.3%
AEP Texas Central Transition Funding III LLC
Series 2012-A1-1, 0.88%, 12/01/17	34	$34
American Express Credit Account Master Trust
Series 2012-B-4, 1.71%, 10/16/17 (a)	7,150	7,157
Series 2014-B-1, 1.66%, 05/15/19 (a)	1,214	1,217
American Express Credit Account Secured Note Trust
Series 2012-C-4, 1.96%, 10/16/17 (a) (b)	4,302	4,307
American Express Issuance Trust
Series 2013-C-1, 1.86%, 03/15/18 (a)	367	368
American Express Issuance Trust II
Series 2013-A-1, 1.44%, 03/15/18 (a)	5,000	5,007
Series 2013-B-1, 1.61%, 03/15/18 (a)	5,465	5,472
AmeriCredit Automobile Receivables Trust
Series 2015-B-3, 2.08%, 09/08/18	273	274
Series 2014-C-4, 2.47%, 09/10/18	1,900	1,914
Series 2013-C-2, 1.79%, 03/08/19	136	136
Series 2015-A2A-4, 1.26%, 04/08/19	65	65
Series 2016-A2A-1, 1.52%, 06/10/19	425	425
Series 2013-C-3, 2.38%, 06/10/19	100	100
Series 2014-B-2, 1.60%, 07/08/19	612	612
Series 2014-B-1, 1.68%, 07/08/19	661	662
Series 2013-D-4, 3.31%, 10/08/19	930	938
Series 2016-A2A-4, 1.34%, 04/08/20	1,582	1,580
Series 2017-A2A-1, 1.51%, 05/18/20	3,054	3,051
Series 2014-C-2, 2.18%, 06/08/20	850	853
Series 2016-B-1, 2.30%, 03/08/21	1,500	1,508
Series 2014-C-3, REMIC, 2.58%, 08/08/18	460	463
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (c) (d)	863	863
Series 2015-B-1A, 2.26%, 06/10/21 (b)	232	233
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (b)	2,471	2,467
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	690	690
Series 2016-A3-2A, 1.65%, 11/11/19 (b)	937	931
Series 2017-A3-1A, 2.29%, 06/10/21 (c) (d)	891	891
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (b)	359	359
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (b)	357	356
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	2,337	2,452
BA Credit Card Trust
Series 2017-A1-A1, 1.95%, 03/16/20	3,327	3,335
Banc of America Commercial Mortgage Trust
Series 2007-A4-5, REMIC, 5.49%, 10/10/17	699	702
Bank of The West Auto Trust
Series 2015-A3-1, 1.31%, 10/15/19 (b)	294	294
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/05/20 (b)	536	561
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-T28, REMIC, 5.74%, 09/11/17 (a)	83	84
Series 2007-A4-PW17, REMIC, 5.69%, 06/11/50 (a)	814	815
California Republic Auto Receivables Trust
Series 2015-A3-3, 1.62%, 05/15/18	2,027	2,027
Series 2014-A4-2, 1.57%, 08/15/18	1,705	1,705
Series 2014-A4-3, 1.79%, 10/15/18	1,083	1,085
Series 2016-A3-1, 1.89%, 10/15/18	3,000	3,005
Series 2016-A3-2, 1.56%, 01/15/19	2,800	2,797
Series 2017-A3-1, 1.90%, 09/16/19	1,727	1,723
CarMax Auto Owner Trust
Series 2013-B-3, 1.91%, 03/15/19	985	986
Series 2014-A3-3, 1.16%, 06/17/19	543	542
Series 2016-A3-2, 1.52%, 10/15/19	2,382	2,378
CCG Receivables Trust
Series 2015-A3-1, 1.92%, 01/17/23 (b)	2,823	2,828
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-A3-1, 4.24%, 08/15/22	2,000	2,132
CenterPoint Energy Transition Bond Co. II LLC
Series 2005-A4-A, 5.17%, 08/01/19	101	102
	Shares/Par†	Value
Chrysler Capital Auto Receivables Trust
Series 2015-A3-BA, 1.91%, 08/15/18 (b)	2,002	2,005
Series 2015-A3-AA, 1.22%, 07/15/19 (b)	728	728
Series 2016-A3-BA, 1.64%, 07/15/21 (c) (d)	2,309	2,302
Series 2014-A4-BA, REMIC, 1.76%, 05/15/18 (b)	834	835
CIT Equipment Collateral
Series 2014-A3-VT1, 1.50%, 03/20/18 (b)	360	360
Citibank Credit Card Issuance Trust
Series 2007-A8-A8, 5.65%, 09/20/17	2,100	2,119
Series 2008-A1-A1, 5.35%, 02/07/18	1,350	1,381
Series 2017-A4-A4, 1.30%, 04/07/20 (a)	4,386	4,391
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	1,000	1,049
CNH Equipment Trust
Series 2014-A4-A, 1.50%, 05/15/20	325	325
Series 2015-A2B-C, REMIC, 1.63%, 12/17/18 (a)	30	30
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (c) (d)	1,524	1,527
Series 2016-A1-2, REMIC, 2.75%, 09/25/46 (a) (b)	507	502
Series 2016-A1-3, REMIC, 2.80%, 12/26/46 (a) (b)	1,373	1,377
COMM Mortgage Trust
Series 2014-ASB-CR15, 3.60%, 11/10/23	3,004	3,150
Series 2013-A1-CR12, REMIC, 1.30%, 09/10/18	2,065	2,061
Series 2013-ASB-CR12, REMIC, 3.62%, 07/10/23	1,893	1,978
Series 2014-ASB-UBS6, REMIC, 3.39%, 08/10/24	207	215
Commercial Mortgage Trust
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	388	388
Series 2014-ASB-LC15, REMIC, 3.53%, 07/10/23	517	541
Series 2014-ASB-CR16, REMIC, 3.65%, 11/10/23	1,849	1,946
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-D-C2, REMIC, 5.57%, 05/15/36 (a) (b)	58	57
CSMC Trust
Series 2017-A3-HL1, REMIC, 3.50%, 06/25/47 (a) (c) (d) (e)	2,187	2,237
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/10/21 (b)	1,275	1,370
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (b)	508	505
Series 2017-A2-1, 1.86%, 06/24/19 (b)	2,987	2,988
Series 2015-A3-1, 1.30%, 03/23/20 (b)	182	182
Series 2015-B-1, 1.81%, 03/23/20 (b)	581	581
Series 2015-C-1, 2.42%, 03/23/20 (b)	484	484
Series 2015-C-2, 2.75%, 09/22/20 (b)	224	224
Series 2017-A3-1, 2.14%, 04/22/22 (b)	2,661	2,659
Federated Mortgage Fund Mortgage Trust
Series 2011-B-K12, REMIC, 4.49%, 12/25/20 (a) (b)	2,210	2,341
First Investors Auto Owner Trust
Series 2013-C-3A, 2.91%, 11/15/17 (b)	2,885	2,899
Series 2014-A3-2A, 1.49%, 12/15/17 (b)	535	535
Series 2014-B-3A, 2.39%, 07/16/18 (b)	880	878
Series 2016-A1-2A, 1.53%, 10/15/18 (b)	1,509	1,505
Series 2016-A1-1A, 1.92%, 05/15/20 (b)	755	755
Ford Credit Auto Owner Trust
Series 2014-B-B, 1.72%, 04/15/18	1,000	1,000
Series 2014-C-B, 1.95%, 04/15/18	1,549	1,549
Series 2013-B-B, 1.11%, 10/15/18	227	227
Series 2013-C-B, 1.32%, 01/15/19	440	440
Series 2013-B-D, 1.54%, 03/15/19	2,500	2,500
Series 2014-B-A, 1.71%, 05/15/19	415	415
Series 2014-C-A, 1.90%, 09/15/19	435	436
Series 2014-B-C, 1.97%, 04/15/20	553	552
Series 2015-B-A, 2.03%, 08/15/20	480	481
Series 2015-C-A, 2.20%, 11/15/20	3,000	3,019
Ford Credit Floorplan Master Owner Trust
Series 2014-B-4, 1.65%, 08/15/17	2,300	2,299
Series 2012-B-5, 1.69%, 09/15/17	200	200

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Series 2012-C-5, 2.14%, 09/15/17	700	700
Series 2015-A1-1, 1.42%, 01/15/18	2,879	2,878
Series 2013-A-4, 1.71%, 06/15/18 (a)	535	535
Series 2016-A-4, 1.69%, 07/15/18 (a)	1,000	1,003
GM Financial Automobile Leasing Trust
Series 2016-A2A-3, 1.35%, 07/20/18	2,373	2,370
Series 2016-A3-3, 1.61%, 03/20/19	5,000	4,985
GM Financial Consumer Automobile Receivables Trust
Series 2017-A3-1A, 1.78%, 10/18/21 (b)	3,113	3,113
GMF Floorplan Owner Revolving Trust
Series 2015-A2-1, 1.66%, 05/15/18 (a) (b)	5,000	5,013
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A2-1, 1.57%, 11/20/17 (b)	1,488	1,488
Series 2014-A4-1, 1.47%, 01/15/18 (b)	625	624
Series 2015-A3-1, 1.54%, 07/20/18 (b)	2,734	2,733
Series 2017-A2-1, 1.72%, 04/22/19 (b)	822	821
Series 2017-A3-1, 2.06%, 06/22/20 (b)	871	871
Series 2015-A4-1, 2.02%, 06/21/21 (b)	620	621
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (b)	1,357	1,452
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22 (b)	3,377	3,541
Harley-Davidson Motorcycle Trust
Series 2015-A3-1, 1.41%, 06/15/20	3,714	3,711
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	619	607
Series 2017-A-AA, 2.66%, 12/27/28 (c) (d)	2,028	2,024
Honda Auto Receivables Owner Trust
Series 2016-A3-2, 1.39%, 04/15/19	550	549
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	593	593
Hyundai Auto Receivables Trust
Series 2014-A3-B, 0.90%, 12/17/18	294	293
Series 2014-C-A, 2.02%, 08/15/19	695	697
Series 2014-C-B, 2.10%, 11/15/19	254	254
Series 2015-B-B, 2.01%, 06/15/21	1,180	1,183
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	275	274
JPMBB Commercial Mortgage Securities Trust
Series 2013-ASB-C17, REMIC, 3.71%, 09/15/23	1,100	1,156
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-ASB-C20, REMIC, 3.46%, 04/15/24	3,430	3,574
JPMorgan Mortgage Trust
Series 2015-A6-3, REMIC, 3.00%, 04/25/22 (a) (b)	1,605	1,626
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	1,941	1,991
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,456	1,472
Series 2016-A1-2, REMIC, 2.68%, 06/25/46 (b)	2,781	2,790
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	1,790	1,813
Kubota Credit Owner Trust
Series 2016-A2-1A, 1.25%, 04/15/19 (b)	926	925
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	2,440	2,423
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (b)	4,745	4,746
Series 2015-A4-1A, REMIC, 1.79%, 08/16/21 (b)	261	261
Leaf Receivables Funding 11 LLC
Series 2016-B-1, 2.78%, 01/15/20 (b)	1,254	1,262
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (b)	1,160	1,159
Series 2017-A3-1, 2.07%, 05/15/20 (b)	635	633
Mercedes-Benz Auto Lease Trust
Series 2016-A3-B, 1.35%, 12/15/18	3,000	2,992
Mercedes-Benz Master Owner Trust
Series 2015-A-BA, 1.54%, 04/16/18 (a) (c) (d)	1,500	1,502
Series 2016-A-AA, 1.74%, 05/15/18 (a) (b)	5,672	5,693
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 1.84%, 10/25/28 (a)	1,263	1,215
MMCA Auto Owner Trust
Series 2014-A3-A, 1.21%, 12/16/19 (b)	1,233	1,232
Series 2014-B-A, 1.92%, 12/16/19 (b)	2,000	1,999
	Shares/Par†	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	803	843
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/13/21 (b)	3,000	2,956
Nissan Auto Receivables Owner Trust
Series 2016-A3-C, 1.18%, 11/15/19	2,500	2,481
Sequoia Mortgage Trust
Series 2016-A10-3, REMIC, 3.50%, 12/25/24 (b)	912	927
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (c) (d)	1,844	1,874
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 04/25/44 (a) (b)	2,521	2,568
Series 2016-1A10-1, REMIC, 3.50%, 11/25/46 (a) (b)	1,822	1,852
Sierra Receivables Funding Co. LLC
Series 2013-A-1A, 1.59%, 08/20/20 (b)	1,057	1,055
Series 2015-A-1A, 2.40%, 03/20/32 (b)	222	222
Sierra Timeshare Receivables Funding LLC
Series 2013-A-3A, 2.20%, 05/20/21 (b)	765	764
Series 2013-A-2A, 2.28%, 11/20/25 (b)	1,067	1,065
Series 2014-A-2A, 2.05%, 06/20/31 (b)	759	757
Series 2014-A-3A, 2.30%, 10/20/31 (b)	858	854
Series 2016-A-1A, 3.08%, 03/21/33 (b)	900	911
Springleaf Mortgage Loan Trust
Series 2013-A-3A, REMIC, 1.87%, 09/25/57 (a) (b)	851	851
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18 (b)	2,280	2,280
Series 2015-A4-1A, 1.78%, 05/15/19 (b)	1,050	1,045
Toyota Auto Receivables Owner Trust
Series 2016-A3-B, 1.30%, 04/15/19	1,808	1,802
Series 2014-A4-C, 1.44%, 04/15/20	1,417	1,417
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (b)	2,121	2,110
Series 2016-A-2A, 1.68%, 05/20/21 (b)	5,000	4,986
Series 2017-A-2A, 1.92%, 12/20/21 (b)	2,835	2,836
Volvo Financial Equipment LLC
Series 2017-A2-1A, 1.55%, 09/17/18 (b)	1,792	1,791
Series 2016-A2-1A, 1.44%, 10/15/18 (b)	891	891
Series 2015-A3-1A, 1.51%, 06/17/19 (b)	2,334	2,335
Series 2014-B-1A, 1.66%, 11/16/20 (c) (d)	443	442
Series 2014-C-1A, 1.94%, 11/15/21 (b)	650	650
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-2A4-AR10, REMIC, 3.15%, 06/25/35 (a)	378	398
Westlake Automobile Receivables Trust
Series 2016-A2B-1A, 2.21%, 09/15/17 (a) (b)	2,519	2,520
Series 2016-A2-3A, 1.42%, 10/15/19 (b)	1,737	1,735
Series 2015-A2B-3A, 2.09%, 05/17/21 (a) (b)	81	81
World Omni Auto Receivables Trust
Series 2015-A2B-B, 1.56%, 07/15/19 (a)	263	263
World Omni Automobile Lease Securitization Trust
Series 2015-A2A-A, 1.06%, 07/17/17	403	403
Series 2015-A3-A, 1.54%, 02/15/18	3,500	3,501
Series 2017-A2-A, 1.68%, 12/16/19	3,000	2,999
Total Non-U.S. Government Agency Asset-Backed Securities (cost $272,993)		272,876
CORPORATE BONDS AND NOTES 52.7%
Consumer Discretionary 1.0%
Dollar General Corp.
1.88%, 04/15/18	568	568
Newell Rubbermaid Inc.
3.15%, 04/01/21 (f)	2,000	2,047
Time Warner Cable Inc.
8.75%, 02/14/19	3,000	3,304
Toll Brothers Finance Corp.
8.91%, 10/15/17	560	570
Walt Disney Co.
2.45%, 03/04/22	2,679	2,697
		9,186
Consumer Staples 3.0%
Altria Group Inc.
2.63%, 01/14/20	7,000	7,105

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Constellation Brands Inc.
2.70%, 05/09/22	2,045	2,041
CVS Health Corp.
2.80%, 07/20/20	1,619	1,648
Kraft Foods Group Inc.
5.38%, 02/10/20	3,000	3,235
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,834	1,839
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (b)	4,500	4,452
Reynolds American Inc.
2.30%, 06/12/18	6,000	6,026
WM Wrigley Jr. Co.
2.00%, 10/20/17 (b)	468	469
		26,815
Energy 1.8%
Anadarko Petroleum Corp.
6.95%, 06/15/19	1,389	1,505
Chevron Phillips Chemical Co. LLC
1.70%, 05/01/18 (b)	3,000	3,001
Energy Transfer Partners LP
6.70%, 07/01/18	2,675	2,796
NGPL PipeCo LLC
7.12%, 12/15/17 (c) (d)	3,000	3,058
Phillips 66
1.89%, 04/15/20 (a) (b)	1,419	1,423
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,101
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	3,500	3,905
		16,789
Financials 29.4%
ABN AMRO Bank NV
2.10%, 01/18/19 (b)	1,500	1,503
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	2,000	2,053
Ally Financial Inc.
3.25%, 09/29/17	220	220
American Express Credit Corp.
1.59%, 09/22/17 (a)	1,450	1,451
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	8,000	8,023
3.30%, 02/01/23	2,000	2,057
Bank of America Corp.
6.00%, 09/01/17	5,000	5,033
5.65%, 05/01/18	3,000	3,092
2.60%, 01/15/19	2,000	2,019
5.49%, 03/15/19	1,295	1,363
3.30%, 01/11/23	1,437	1,464
2.15%, 04/24/23 (a)	3,000	3,010
Bank of America NA
1.75%, 06/05/18	527	528
Bank of Montreal
1.50%, 07/18/19	3,000	2,973
1.99%, 08/27/21 (a)	4,000	4,049
Bank of Nova Scotia
2.70%, 03/07/22	2,618	2,630
Barclays Bank Plc
6.05%, 12/04/17 (c) (d)	6,516	6,620
Barclays Plc
2.75%, 11/08/19	2,000	2,018
Berkshire Hathaway Finance Corp.
1.94%, 03/15/19 (a)	4,000	4,040
BNZ International Funding Ltd.
2.40%, 02/21/20 (c) (d)	3,000	3,009
Caisse Centrale Desjardins
1.55%, 09/12/17 (b)	3,000	3,000
Capital One Bank USA NA
2.15%, 11/21/18	1,075	1,077
Capital One NA
1.50%, 09/05/17	2,250	2,250
CBOE Holdings Inc.
1.95%, 06/28/19	4,000	3,999
	Shares/Par†	Value
Citibank NA
2.10%, 06/12/20	3,998	3,991
Citigroup Inc.
1.86%, 04/27/18 (a)	800	803
2.75%, 04/25/22	3,000	2,998
Compass Bank
1.85%, 09/29/17	5,100	5,101
Credit Agricole SA
2.20%, 06/10/20 (a) (b)	3,000	3,034
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,500	1,514
3.13%, 12/10/20	3,000	3,052
Daimler Finance North America LLC
1.63%, 03/02/18 (a) (b)	2,500	2,502
2.00%, 08/03/18 (b)	3,000	3,006
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	1,000	1,024
5.45%, 06/15/23 (b)	1,750	1,902
Discover Bank
2.00%, 02/21/18	6,750	6,759
Equity Commonwealth
6.65%, 01/15/18	1,185	1,186
Fifth Third Bank
2.38%, 04/25/19	2,950	2,971
First Horizon National Corp.
3.50%, 12/15/20	2,000	2,052
Five Corners Funding Trust
4.42%, 11/15/23 (b)	3,016	3,263
Ford Motor Credit Co. LLC
1.72%, 12/06/17	405	405
5.00%, 05/15/18	5,000	5,128
2.94%, 01/08/19	2,981	3,020
2.46%, 03/27/20	1,500	1,501
General Motors Financial Co. Inc.
2.40%, 04/10/18	1,000	1,004
3.10%, 01/15/19	3,794	3,844
Goldman Sachs Group Inc.
6.15%, 04/01/18	3,090	3,188
7.50%, 02/15/19	5,000	5,432
2.35%, 11/15/21	668	659
3.00%, 04/26/22	5,471	5,510
Guardian Life Global Funding
2.00%, 04/26/21 (b)	2,273	2,239
HSBC Bank Plc
1.50%, 05/15/18 (b)	540	539
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,143	2,186
HSBC USA Inc.
2.63%, 09/24/18	3,000	3,032
Huntington Bancshares Inc.
2.60%, 08/02/18	2,369	2,388
Huntington National Bank
2.20%, 11/06/18	555	557
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	4,500	4,706
4.40%, 07/22/20	2,000	2,129
1.77%, 03/09/21 (a)	3,000	2,994
2.30%, 08/15/21	3,000	2,983
JPMorgan Chase Bank NA
1.88%, 09/23/19 (a)	4,000	4,028
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	3,000	3,120
Metropolitan Life Global Funding I
2.65%, 04/08/22 (b)	3,529	3,544
Mizuho Bank Ltd.
1.70%, 09/25/17 (b)	3,000	3,001
Morgan Stanley
3.10%, 11/09/18 (a)	930	945
2.38%, 07/23/19	3,721	3,749
2.56%, 04/21/21 (a)	3,000	3,070
2.75%, 05/19/22	5,000	4,995
2.37%, 05/08/24 (a)	3,000	3,011
National Australia Bank Ltd.
1.68%, 05/22/20 (a) (b)	3,000	3,002

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
National City Bank of Indiana
4.25%, 07/01/18	5,500	5,625
PNC Bank NA
4.88%, 09/21/17	3,000	3,019
6.00%, 12/07/17	2,525	2,571
Pricoa Global Funding I
1.90%, 09/21/18 (b)	3,000	3,006
1.45%, 09/13/19 (c) (d)	3,000	2,961
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (b)	3,000	2,983
2.75%, 06/26/24 (b)	3,999	3,961
Reliance Standard Life Global Funding II
2.15%, 10/15/18 (b)	2,500	2,505
Royal Bank of Canada
2.00%, 12/10/18	2,000	2,007
2.13%, 03/02/20	3,947	3,953
Santander UK Plc
1.65%, 09/29/17	2,000	2,001
2.04%, 08/24/18 (a)	840	845
Shell International Finance BV
1.63%, 11/10/18	2,500	2,502
SunTrust Bank
7.25%, 03/15/18	1,365	1,416
SunTrust Banks Inc.
2.35%, 11/01/18	3,000	3,016
UBS AG
2.20%, 06/08/20 (b)	3,063	3,063
UBS Group AG
2.95%, 09/24/20 (b)	2,500	2,545
UBS Group Funding Jersey Ltd.
2.65%, 02/01/22 (b)	3,852	3,825
WEA Finance LLC
1.75%, 09/15/17 (b)	4,470	4,470
2.70%, 09/17/19 (b)	920	927
Wells Fargo & Co.
1.85%, 01/30/20 (a)	3,000	3,019
2.11%, 02/11/22 (a)	3,000	3,022
Westpac Banking Corp.
2.01%, 01/11/22 (a)	3,000	3,021
		264,811
Health Care 2.6%
Abbott Laboratories
2.90%, 11/30/21	4,000	4,037
Actavis Funding SCS
2.45%, 06/15/19	1,000	1,006
3.00%, 03/12/20	3,000	3,061
Becton Dickinson & Co.
2.40%, 06/05/20	3,000	3,005
HCA Inc.
3.75%, 03/15/19	4,500	4,596
Mylan NV
2.50%, 06/07/19	853	857
3.75%, 12/15/20	1,500	1,560
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	1,750	1,715
UnitedHealth Group Inc.
1.90%, 07/16/18	4,000	4,013
		23,850
Industrials 3.4%
Aircastle Ltd.
6.25%, 12/01/19	5,138	5,585
Cintas Corp. No. 2
2.90%, 04/01/22	4,000	4,062
Cobham Plc
2.68%, 10/28/17 (c) (e)	2,500	2,500
Eaton Corp.
1.50%, 11/02/17	3,000	3,001
Fortive Corp.
1.80%, 06/15/19	1,934	1,919
International Lease Finance Corp.
5.88%, 04/01/19	1,909	2,027
6.25%, 05/15/19	3,060	3,280
Penske Truck Leasing Co. LP
3.38%, 03/15/18 (b)	1,000	1,011
	Shares/Par†	Value
Ryder System Inc.
2.50%, 03/01/18 - 05/11/20	3,010	3,023
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19 (b)	4,000	3,951
		30,359
Information Technology 2.1%
Apple Inc.
2.85%, 05/11/24	5,880	5,905
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,750	2,835
Microsoft Corp.
1.85%, 02/06/20	6,000	6,016
Oracle Corp.
2.50%, 05/15/22	2,000	2,018
QUALCOMM Inc.
2.60%, 01/30/23	2,000	1,993
		18,767
Materials 2.5%
Anglo American Capital Plc
2.63%, 09/27/17 (b)	5,900	5,905
Anglo American Plc
3.63%, 05/14/20 (b)	850	862
Freeport-McMoRan Inc.
2.30%, 11/14/17	6,000	5,990
LyondellBasell Industries NV
5.00%, 04/15/19	731	769
Monsanto Co.
2.13%, 07/15/19	2,500	2,504
Xstrata Finance Canada Ltd.
2.70%, 10/25/17 (b) (h)	6,539	6,548
		22,578
Real Estate 5.2%
American Tower Corp.
4.50%, 01/15/18	2,972	3,013
AvalonBay Communities Inc.
3.63%, 10/01/20	1,250	1,295
Boston Properties LP
5.88%, 10/15/19	1,075	1,153
Brandywine Operating Partnership LP
4.95%, 04/15/18	5,649	5,772
Developers Diversified Realty Corp.
4.75%, 04/15/18	1,055	1,080
Equity Commonwealth
5.88%, 09/15/20	2,480	2,681
First Industrial LP
7.50%, 12/01/17	2,635	2,695
Healthcare Realty Trust Inc.
5.75%, 01/15/21	1,000	1,098
Hospitality Properties Trust
6.70%, 01/15/18	1,978	1,980
4.25%, 02/15/21	2,287	2,392
Kimco Realty Corp.
4.30%, 02/01/18	2,100	2,117
Mack-Cali Realty LP
2.50%, 12/15/17	4,214	4,223
National Retail Properties Inc.
6.88%, 10/15/17	4,665	4,730
Prologis International Funding II
4.88%, 02/15/20 (b)	3,400	3,551
Realty Income Corp.
2.00%, 01/31/18	1,370	1,372
UDR Inc.
4.25%, 06/01/18	2,261	2,311
Ventas Realty LP
2.00%, 02/15/18	3,440	3,444
Welltower Inc.
4.70%, 09/15/17	1,849	1,859
		46,766
Telecommunication Services 1.3%
AT&T Inc.
2.38%, 11/27/18	3,000	3,020
Deutsche Telekom International Finance BV
2.23%, 01/17/20 (c) (d)	2,500	2,507

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Verizon Communications Inc.
1.72%, 05/22/20 (a)	3,000	3,000
2.95%, 03/15/22 (b)	3,000	3,016
		11,543
Utilities 0.4%
Exelon Corp.
2.85%, 06/15/20	1,395	1,417
Exelon Generation Co. LLC
2.95%, 01/15/20	767	779
Southern California Edison Co.
1.85%, 02/01/22	1,504	1,481
		3,677
Total Corporate Bonds And Notes (cost $473,852)		475,141
GOVERNMENT AND AGENCY OBLIGATIONS 15.8%
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.67%, 09/25/24 (a)	59	59
Series UA-4238, REMIC, 3.00%, 08/15/29	412	419
Series BP-3738, REMIC, 4.00%, 12/15/38	69	71
Series KN-3763, REMIC, 3.00%, 02/15/39	738	752
Series AB-3967, REMIC, 2.00%, 03/15/41	589	582
Series CB-2703, REMIC, 4.00%, 11/15/18	1,270	1,285
Series KA-4628, REMIC, 3.00%, 01/15/55	2,000	2,039
Federal National Mortgage Association
Series 2011-VE-15, REMIC, 4.00%, 09/25/29	57	57
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	251	253
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	437	433
Series 2012-MA-26, REMIC, 3.50%, 03/25/42	445	460
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	430	425
Series 2003-AY-123, REMIC, 4.00%, 12/25/18	642	649
Series 2012-QA-17, REMIC, 2.00%, 07/25/39	578	578
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	641	681
		8,743
Mortgage-Backed Securities 1.6%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	123	130
Federal National Mortgage Association
4.00%, 04/01/26 - 02/01/41	3,268	3,445
3.50%, 03/01/27	1,666	1,735
3.00%, 11/01/29	4,441	4,564
2.74%, 02/01/44 (a)	1,117	1,144
4.50%, 05/01/26 - 03/01/44	690	739
3.08%, 04/01/45 (a)	1,425	1,472
Government National Mortgage Association
4.50%, 03/20/41	453	497
2.50%, 11/20/42 (a)	276	283
		14,009
Sovereign 1.6%
Bank of England Euro Note
1.75%, 03/06/20 (b)	2,716	2,717
Corp. Andina de Fomento
1.50%, 08/08/17	2,250	2,250
Inter-American Development Bank
1.63%, 05/12/20	4,429	4,419
Korea Land & Housing Corp.
1.88%, 08/02/17 (b)	1,905	1,905
Province of Ontario, Canada
1.65%, 09/27/19	3,333	3,309
		14,600

	Shares/Par†	Value
U.S. Government Agency Obligations 3.8%
Federal Farm Credit Bank
0.70%, 04/06/18 (i)	1,050	1,045
Federal Home Loan Bank
1.13%, 12/08/17 (i)	1,000	999
2.63%, 12/08/17 (i)	2,000	2,012
3.13%, 12/08/17 (i)	1,315	1,326
1.38%, 03/18/19 - 05/28/19 (i)	12,000	11,992
1.75%, 06/12/20 (i)	5,000	5,019
Federal Home Loan Mortgage Corp.
1.50%, 01/17/20 (i)	3,000	2,996
Federal National Mortgage Association
1.00%, 02/26/19 - 08/28/19 (i)	6,390	6,334
0.88%, 08/02/19 (i)	2,200	2,175
		33,898
U.S. Treasury Securities 7.8%
U.S. Treasury Note
0.88%, 01/15/18 - 03/31/18	7,750	7,730
0.63%, 06/30/18	3,225	3,205
1.25%, 12/31/18	285	285
1.25%, 03/31/19 - 05/31/19	17,500	17,460
1.00%, 10/15/19 - 11/15/19	7,530	7,455
1.38%, 12/15/19	2,053	2,049
1.63%, 03/15/20	8,590	8,617
1.50%, 04/15/20 - 05/15/20	12,975	12,961
1.38%, 02/15/20 - 10/31/20	10,873	10,817
		70,579
Total Government And Agency Obligations (cost $142,028)		141,829
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.88% (j) (k)	7	7
Total Short Term Investments (cost $7)		7
Total Investments 98.8% (cost $888,880)		889,853
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net 1.2%		11,208
Total Net Assets 100.0%		$901,077

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $225,854 and 25.1%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Investors Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Perpetual security.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Composition as of June 30, 2017:
Non-U.S. Government Agency ABS	30.7%
Financials	29.8
Government Securities	13.4
Real Estate	5.2
Industrials	3.4
Consumer Staples	3.0

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Health Care	2.7
U.S. Government Agency MBS	2.6
Materials	2.5
Information Technology	2.1
Energy	1.9
Telecommunication Services	1.3
Consumer Discretionary	1.0
Utilities	0.4
Short Term Investments	-
Total Investments	100.0%

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ascentium Equipment Receivables LLC, Series 2015-A3-2A, 1.93%, 03/11/19	12/05/16	$865	$863	0.1%
Ascentium Equipment Receivables Trust, Series 2017-A3-1A, 2.29%, 06/10/21	04/27/17	891	891	0.1
Barclays Bank Plc, 6.05%, 12/04/17	03/17/17	6,629	6,620	0.7
BNZ International Funding Ltd., 2.40%, 02/21/20	02/13/17	2,999	3,009	0.3
Chrysler Capital Auto Receivables Trust, Series 2016-A3-BA, 1.64%, 07/15/21	10/27/16	2,309	2,302	0.3
COLT Mortgage Loan Trust, Series 2017-A1-1, 2.61%, 05/27/47	04/28/17	1,524	1,527	0.2
CSMC Trust, Series 2017-A3-HL1 REMIC, 3.50%, 06/25/47	06/27/17	2,237	2,237	0.2
Deutsche Telekom International Finance BV, 2.23%, 01/17/20	01/10/17	2,499	2,507	0.3
Hilton Grand Vacations Trust, Series 2017-A-AA, 2.66%, 12/27/28	02/23/17	2,027	2,024	0.2
Mercedes-Benz Master Owner Trust, Series 2015-A-BA, 1.54%, 04/16/18	12/27/16	1,500	1,502	0.2
NGPL PipeCo LLC, 7.12%, 12/15/17	06/27/17	3,067	3,058	0.3
Pricoa Global Funding I, 1.45%, 09/13/19	12/27/16	2,960	2,961	0.3
Sequoia Mortgage Trust, Series 2017-A4-3 REMIC, 3.50%, 04/25/47	03/14/17	1,871	1,874	0.2
Volvo Financial Equipment LLC, Series 2014-B-1A, 1.66%, 11/16/20	05/24/17	443	442	0.1
		$31,821	$31,817	3.5%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	(78)	September 2017	(9,848)	$22	$56
U.S. Treasury Note, 2-Year	962	September 2017	208,156	(81)	(259)
U.S. Treasury Note, 5-Year	(400)	September 2017	(47,292)	75	158
				$16	$(45)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 12.8%
U.S. Government Agency Obligations 1.6%
Federal Farm Credit Bank
1.10%, 06/27/19 (a) (b)	36,000	$36,000
Federal Home Loan Mortgage Corp.
1.00%, 07/28/17 (b)	11,422	11,425
1.17%, 11/13/17 (a) (b)	7,000	7,002
		54,427
U.S. Treasury Securities 11.2%
U.S. Treasury Note
1.08%, 07/31/17 (a)	10,000	10,000
1.17%, 10/31/17 (a)	40,000	40,001
1.19%, 04/30/18 (a)	100,000	100,056
1.18%, 07/31/18 (a)	140,000	140,048
1.17%, 10/31/18 (a)	85,000	85,005
		375,110
Total Government And Agency Obligations (cost $429,537)		429,537
SHORT TERM INVESTMENTS 71.7%
Repurchase Agreements 55.0%
Repurchase Agreements (c)		1,851,000
	Shares/Par†	Value
U.S. Government Agency Obligations 16.7%
Federal Home Loan Bank
0.93%, 07/13/17 - 07/19/17 (b)	104,000	103,960
0.94%, 07/21/17 (b)	32,000	31,983
0.97%, 07/28/17 (b)	34,000	33,975
1.03%, 08/11/17 (b)	100,000	99,882
1.05%, 09/20/17 (b)	75,000	74,824
1.04%, 09/22/17 (b)	70,125	69,956
1.05%, 09/26/17 (b)	25,800	25,735
1.13%, 12/20/17 (b)	75,000	74,595
1.13%, 12/22/17 (b)	45,000	44,754
		559,664
Total Short Term Investments (cost $2,410,664)		2,410,664
Total Investments 84.5% (cost $2,840,201)		2,840,201
Other Assets and Liabilities, Net 15.5%		522,771
Total Net Assets 100.0%		$3,362,972

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at June 30, 2017, see Repurchase Agreements in these Schedules of Investments.

Composition as of June 30, 2017:
Government Securities	15.1%
Short Term Investments	84.9
Total Investments	100.0%

Repurchase Agreements
Counter-party	Collateral	Collateral Par†($)	Collateral Value†($)	Rate(%)	Settlement Date	Maturity Date	Proceeds at Maturity($)	Par†($)	Value($)
BCL	U.S. Treasury Note, 0.63-3.00%, due 11/30/17-05/15/47	97,470	96,900	1.05	06/30/17	07/03/17	95,008	95,000	95,000
BMO	U.S. Treasury Note, 0.00-4.50%, due 08/31/17-08/15/46	197,288	201,144	1.05	06/30/17	07/03/17	197,217	197,200	197,200
BNP	Federal National Mortgage Corp., 0.00%, due 03/15/31	8,478	5,473
	U.S. Treasury Note, 1.63-3.63%, due 02/15/20-11/15/26	20,894	21,047
		29,372	26,520	1.10	06/30/17	07/03/17	26,002	26,000	26,000
BOA	Federal National Mortgage Corp., 3.00-4.50%, due 01/01/37-09/01/46	221,714	231,515
	Government National Mortgage Association, 3.00%, due 12/20/46	80,289	81,625
		302,004	313,140	1.09	06/30/17	07/03/17	307,028	307,000	307,000
DUB	U.S. Treasury Note, 1.25%, due 07/15/20	1,459	1,530	1.12	06/30/17	07/03/17	1,500	1,500	1,500
GSC	Government National Mortgage Association, 3.50-4.50%, due 11/20/43-06/20/47	67,972	71,400	1.07	06/30/17	07/07/17	70,015	70,000	70,000
GSC	Federal National Mortgage Corp., 3.50-4.00%, due 06/01/37-06/01/47	26,357	27,627
	Federal National Mortgage Association, 3.00-4.50%, due 07/01/26-07/01/47	22,121	23,373
		48,478	51,000	1.07	06/30/17	07/03/17	50,004	50,000	50,000
GSC	Government National Mortgage Association, 3.50-4.00%, due 10/20/46-06/20/47	48,471	51,000	1.03	06/28/17	07/05/17	50,010	50,000	50,000
GSC	Government National Mortgage Association, 2.50-4.50%, due 06/15/26-06/20/47	68,415	71,400	1.04	06/26/17	07/03/17	70,014	70,000	70,000
HSB	Federal Home Loan Mortgage Corp., 3.00-6.50%, due 03/01/23-06/01/47	208,043	221,138	1.06	06/30/17	07/03/17	216,819	216,800	216,800
HSB	U.S. Treasury Note, 3.75%, due 11/15/18	147,480	153,004	1.05	06/30/17	07/03/17	150,013	150,000	150,000
RBS	U.S. Treasury Note, 0.63-1.00%, due 02/15/18-04/30/18	231,420	230,828	1.05	06/30/17	07/03/17	226,320	226,300	226,300
TDS	Federal National Mortgage Corp., 3.00-4.50%, due 05/01/26-02/01/47	117,054	123,421
	Federal National Mortgage Association, 2.50-4.50%, due 11/01/25-06/01/47	265,083	275,603
		382,137	399,024	1.07	06/30/17	07/03/17	391,235	391,200	391,200
									$1,851,000

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

ABS - Asset-Backed Security
MBS - Mortgage-Backed Security
REMIC - Real Estate Investment Conduit

Counterparty Abbreviations:

BCL - Barclays Capital
BMO - BMO Capital Markets Corp.
BNP - BNP Paribas Securities
BOA - Bank of America NA
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities, Inc.
RBS - Royal Bank of Scotland
TDS - TD Securities Inc.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/PPM America Low Duration Bond Fund	JNL Government Money Market Fund
Assets
Investments - unaffiliated, at value (a)	$889,846	$989,201
Investments - affiliated, at value (b)	7	—
Repurchase agreements (a)	—	1,851,000
Total investments, at value (c)	889,853	2,840,201
Cash	4,060	524,165
Receivable for:
Investment securities sold	3,070	145
Fund shares sold	20	—
Dividends and interest	4,347	1,237
Deposits with brokers and counterparties	364	—
Derivative instruments:
Variation margin on derivative instruments	106	—
Other assets	2	10
Total assets	901,822	3,365,758
Liabilities
Payable for:
Advisory fees	317	496
Administrative fees	74	—
12b-1 fees (Class A)	29	—
Investment securities purchased	—	99
Fund shares redeemed	222	—
Dividends	—	2,078
Trustee fees	10	98
Other expenses	3	15
Derivative instruments:
Variation margin on derivative instruments	90	—
Total liabilities	745	2,786
Net assets	$901,077	$3,362,972
Net assets consist of:
Paid-in capital	$895,407	$3,363,053
Undistributed (excess of distributions
over) net investment income (loss)	4,962	(79)
Accumulated net realized gain (loss)	(220)	(2)
Net unrealized appreciation (depreciation) on
investments and foreign currency	928	—
	$901,077	$3,362,972
Shares outstanding (no par value), unlimited shares
authorized	89,301	3,363,054
Net asset value per share	$10.09	$1.00
(a) Investments - unaffiliated, at cost	$888,873	$2,840,201
(b) Investments - affiliated, at cost	7	—
(c) Total investments, at cost	$888,880	$2,840,201

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/PPM America Low Duration Bond Fund	JNL Government Money Market Fund
Investment Income
Dividends (a)	$30	$—
Interest	8,051	11,748
Securities lending (a)	15	—
Total investment income	8,096	11,748

Expenses
Advisory fees	1,902	3,050
Administrative fees	445	—
12b-1 fees (Class A)	858	—
Legal fees	2	11
Trustee fees	6	26
Chief compliance officer fees	1	3
Other expenses	6	24
Total expenses	3,220	3,114
Net investment income (loss)	4,876	8,634

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	1,081	—
Affiliated investments	—	—
Exchange traded and centrally
cleared derivative instruments	(288)	—
Net change in unrealized appreciation
(depreciation) on:
Investments	2,783	—
Exchange traded and centrally
cleared derivative instruments	(62)	—
Net realized and unrealized gain (loss)	3,514	—
Change in net assets from operations	$8,390	$8,634
(a) Income from affiliated investments	$30	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/PPM America Low Duration Bond Fund	JNL Government Money Market Fund
Operations
Net investment income (loss)	$4,876	$8,634
Net realized gain (loss)	793	—
Net change in unrealized appreciation
(depreciation)	2,721	—
Change in net assets from operations	8,390	8,634
Distributions to shareholders
From net investment income
Institutional Class	—	(8,634)
Total distributions to shareholders	—	(8,634)
Share transactions[1]
Proceeds from the sale of shares
Class A	16,634	—
Institutional Class	—	17,839,566
Cost of shares redeemed
Class A	(16,288)	—
Institutional Class	—	(17,961,268)
Change in net assets from
share transactions	346	(121,702)
Change in net assets	8,736	(121,702)
Net assets beginning of period	892,341	3,484,674
Net assets end of period	$901,077	$3,362,972
Undistributed (excess of distributions
over) net investment income (loss)	$4,962	$(79)

[1]Share Transactions
Shares Sold
Class A	1,655	—
Institutional Class	—	17,839,566
Shares redeemed
Class A	(1,621)	—
Institutional Class	—	(17,961,268)
Change in shares
Class A	34	—
Institutional Class	—	(121,702)
Purchases and sales of long term
investments
Purchase of securities	$554,819	$36,001
Purchase of U.S. government securities	199,486	123,173
Total purchases	$754,305	$159,174
Proceeds from sales of securities	$565,280	$—
Proceeds from sales of U.S. government
securities	180,544	473,930
Total proceeds from sales	$745,824	$473,930

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/PPM America Low Duration Bond Fund	JNL Government Money Market Fund
Operations
Net investment income (loss)	$8,050	$8,827
Net realized gain (loss)	783	(2)
Net change in unrealized appreciation
(depreciation)	3,028	—
Change in net assets from operations	11,861	8,825
Distributions to shareholders
From net investment income
Class A	(8,917)	—
Institutional Class	—	(8,869)
From net realized gains
Institutional Class	—	(8)
Total distributions to shareholders	(8,917)	(8,877)
Share transactions[1]
Proceeds from the sale of shares
Class A	215,493	—
Institutional Class	—	38,255,405
Reinvestment of distributions
Class A	8,917	—
Cost of shares redeemed
Class A	(52,579)	—
Institutional Class	—	(37,851,349)
Change in net assets from
share transactions	171,831	404,056
Change in net assets	174,775	404,004
Net assets beginning of year	717,566	3,080,670
Net assets end of year	$892,341	$3,484,674
Undistributed (excess of distributions
over) net investment income (loss)	$86	$(79)

[1]Share Transactions
Shares Sold
Class A	21,536	—
Institutional Class	—	38,255,405
Reinvestment of distributions
Class A	893	—
Shares redeemed
Class A	(5,220)	—
Institutional Class	—	(37,851,349)
Change in shares
Class A	17,209	—
Institutional Class	—	404,056

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)		Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America Low Duration Bond Fund
Class A
06/30/17		10.00	0.05	0.04	0.09	—		—		10.09	0.90	901,077	79		0.72		0.72	1.10
12/31/16		9.96	0.11	0.05	0.16	(0.12)		—		10.00	1.62	892,341	110	(e)	0.74		0.74	1.09
12/31/15		10.01	0.10	(0.05)	0.05	(0.10)	(f)	—		9.96	0.51	717,566	113	(e)	0.74	(g)	0.74 (g)	0.98
12/31/14		10.02	0.09	0.00	0.09	(0.07)		(0.03)		10.01	0.88	623,041	164	(e)	0.77		0.77	0.86
12/31/13	*	10.00	0.02	0.02	0.04	(0.02)		(0.00)	(h)	10.02	0.41	432,907	125	(e)	0.75		0.75	0.57

JNL Government Money Market Fund
Institutional Class
06/30/17		1.00	—	—	—	(0.00)	(h)	—		1.00	0.26	3,362,972	N/A		0.19		0.19	0.52
12/31/16		1.00	—	—	—	(0.00)	(h)	—		1.00	0.25	3,484,674	N/A		0.19	(i)	0.19	0.25
12/31/15		1.00	—	—	—	(0.00)	(h)	—		1.00	0.05	3,080,670	N/A		0.20	(i)	0.19	0.05
12/31/14		1.00	—	—	—	(0.00)	(h)	—		1.00	0.01	2,320,265	N/A		0.17	(i)	0.19	0.00
12/31/13		1.00	—	—	—	(0.00)	(h)	—		1.00	0.01	2,477,693	N/A		0.18		0.19	0.01
12/31/12		1.00	—	—	—	(0.00)	(h)	—		1.00	0.05	2,124,182	N/A		0.19		0.19	0.05

*	Commenced operation on September 16, 2013.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(d)	Portfolio turnover is not annualized for periods of less than one year. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.
(e)	Portfolio turnover including dollar roll transactions for JNL/PPM America Low Duration Bond Fund was 129%, 175%, 121% and 115% in 2013, 2014, 2015 and 2016, respectively.
(f)	Distribution amount for the JNL/PPM America Low Duration Bond Fund includes a return of capital distribution, which was less than $0.005 per share for the year ended December 31, 2015.
(g)	The ratio of net and total expenses to average net assets for the JNL/PPM America Low Duration Bond Fund excluding a reimbursement of 24f-2 fees was 0.74%.
(h)	Amount represents less than $0.005.
(i)	Includes payments for recovery of contractual expense waivers.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 1. ORGANIZATION

The JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2017 consisted of two (2) separate series, JNL/PPM America Low Duration Bond Fund and JNL Government Money Market Fund (each a “Fund”, and collectively, “Funds”), which are each diversified investment companies as defined in the 1940 Act. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. PPM America, Inc., the Sub-Adviser for JNL/PPM America Low Duration Bond Fund, is an affiliate of JNAM. Wellington Management Company, LLP serves as Sub-Adviser for JNL Government Money Market Fund.

JNL/PPM America Low Duration Bond Fund presently offers Class A shares. Shares of JNL/PPM America Low Duration Bond Fund are available for sale to Jackson and to certain Funds in the JNL Series Trust and Jackson Variable Series Trust, open end management investment companies advised by JNAM. JNL Government Money Market Fund presently offers an Institutional Class of shares. Institutional Class shares are not sold to retail investors but are available for investment by affiliated Funds. Affiliated investment companies or Jackson owned 100% of the outstanding capital shares of JNL/PPM America Low Duration Bond Fund and JNL Government Money Market Fund at June 30, 2017.

Effective April 24, 2017, JNL Money Market Fund's name was changed to JNL Government Money Market Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer or widely used quotation system. All securities in the JNL Government Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP for JNL/PPM America Low Duration Bond Fund, dividends from net investment income are generally declared and paid annually by the Fund, but may be paid more frequently to avoid excise tax. The JNL Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies (“RIC”). In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Compliance is based on reporting period end-date and is effective for these Funds for the September 30, 2017 reporting period. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2017 by valuation level.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/PPM America Low Duration Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	272,876	—	—	272,876
Corporate Bonds And Notes	—	472,641	2,500	—	475,141
Government And Agency Obligations	—	141,829	—	—	141,829
Short Term Investments	7	—	—	—	7
	7	887,346	2,500	—	889,853
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	214	—	—	—	214
	214	—	—	—	214
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(259)	—	—	—	(259)
	(259)	—	—	—	(259)
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	429,537	—	—	429,537
Short Term Investments	—	2,410,664	—	—	2,410,664
	—	2,840,201	—	—	2,840,201

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2017.

NOTE 4. SECURITIES INVESTMENTS, INVESTMENT RISKS AND REGULATORY MATTERS

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equity – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio. There were no securities loaned at June 30, 2017.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as investment - at value on the Statement of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statement of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Funds may receive non-cash collateral in the form of securities received, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. The Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities. JNL/PPM America Low Duration Bond Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities transactions. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, the Fund may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. JNL/PPM America Low Duration Bond Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense. For the period ended June 30, 2017, JNL/PPM America Low Duration Bond Fund did not transact in Treasury transactions characterized as secured borrowing transactions.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded derivative transactions such as futures contracts. Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from or pays to the FCM an amount of cash equal to the daily fluctuation in the value of the contracts in most circumstances. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities includes variation margin on closed unsettled derivative transactions. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging”. This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for futures held by the JNL/PPM America Low Duration Bond Fund are discussed in the following paragraph.

Futures Contracts. JNL/PPM America Low Duration Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2017, variation margin related to futures contracts is reflected as receivable or payable for variation margin on derivative instruments in the Statement of Assets and Liabilities. None of the futures contracts held by the Fund are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statement of Assets and Liabilities as of June 30, 2017. During the period ended June 30, 2017, realized gain loss and change in unrealized appreciation (depreciation) in exchange traded or centrally cleared derivative instruments is reflected for such investments in the Statement of Operations. Net exposure to the Fund for futures contracts is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts. At June 30, 2017, the Fund had $364 (in thousands) cash pledged as collateral for futures contracts. The futures contracts outstanding as of June 30, 2017, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on exchange traded or centrally cleared derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the period ended June 30, 2017, the average monthly notional value at purchase of futures in the Fund was $221,413 (in thousands).

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services. JNL/PPM America Low Duration Bond Fund is obligated to pay JNAM an annual rate of 0.45% for net assets up to $500 million and 0.40% for net assets over $500 million. JNL Government Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million, 0.18% for net assets between $750 million and $3 billion, 0.16% for net assets between $3 billion and $5 billion and 0.14% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the “Administrator” to the Funds. JNL/PPM America Low Duration Bond Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of average daily net assets under $3 billion and 0.09% of average daily net assets over $3 billion. The fee is accrued daily and paid monthly. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Government Money Market Fund at no additional cost. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

Fee Waiver and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, effective November 1, 2010 and restated on November 1, 2011, as amended, JNAM agreed to waive fees and reimburse expenses of the JNL Government Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding transaction costs, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year. JNAM may also voluntarily waive certain fees and reimburse expenses of the Fund. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years following the reimbursement period. During the period ended June 30, 2017, there were no fees waived and there were no previously waived fees available for recapture.

Distribution Fees. JNL/PPM America Low Duration Bond Fund has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of the Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, the Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in the Fund’s Statement of Operations. Institutional Class shares of JNL Government Money Market Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates. During the period ended June 30, 2017, JNL/PPM America Low Duration Bond Fund invested in a money market fund which is managed by the Adviser. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The total value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statement of Operations. JNL/PPM America Low Duration Bond Fund’s investment in JNL Government Money Market Fund was $7 and $73,900 (in thousands) on June 30, 2017 and December 31, 2016, respectively. During the period ended June 30, 2017, dividend income received from this investment was $30 (in thousands) and there was no realized gain or loss relating to transactions in this investment.

NOTE 8. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPMorgan Chase Bank, N.A. which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 9. INCOME TAX MATTERS

Each Fund is a separate tax payer for federal income tax purposes. Each of these Funds qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2016, the Funds’ last fiscal year end, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/PPM America Low Duration Bond Fund	—	—	—	860	860
JNL Government Money Market Fund	—	—	3	—	3

At December 31, 2016, the Funds’ last fiscal year end, the following Fund had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October 31, 2016 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2017:

Amount($)
JNL/PPM America Low Duration Bond Fund	81

As of June 30, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/PPM America Low Duration Bond Fund	888,934	2,059	(1,140)	919
JNL Government Money Market Fund	2,840,201	—	—	—

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2016 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/PPM America Low Duration Bond Fund	8,917	—
JNL Government Money Market Fund	8,877	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2017.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

New Share Class. Effective September 25, 2017, Class I shares will be offered by JNL/PPM America Low Duration Bond Fund. Class I shares differ from the Fund’s existing shares (to be renamed Class A shares effective September 25, 2017) principally in applicable 12b-1 fees. Shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Advisory Fees. Effective September 25, 2017, the advisory fees for JNL/PPM America Low Duration Bond Fund will change to 0.35% for net assets up to $500 million, 0.30% for net assets between $500 million and $3 billion, 0.29% for net assets between $3 billion and $5 billion and 0.28% for net assets over $5 billion.

Distribution Fees. Effective July 1, 2017, the Rule 12b-1 Plan changed from a reimbursement plan to a compensation plan. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees for the existing shares of JNL/PPM America Low Duration Bond Fund (to be renamed Class A shares effective September 25, 2017) will change from 0.20% to 0.30% of the average daily net assets of the existing shares of the Fund (to be renamed Class A shares effective September 25, 2017).

Board of Trustees. Effective January 1, 2018, two new Independent Trustees will join the Board. The Board will consist of 11 Trustees, which includes 10 Independent Trustees and one interested Trustee.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2017

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

JNL Investors Series Trust

Additional Disclosures (Unaudited)

June 30, 2017

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL/PPM America Low Duration Bond Fund
Class A	0.72	1,000.00	1,009.00	3.59	1,000.00	1,021.22	3.61
JNL Government Money Market Fund
Institutional Class	0.19	1,000.00	1,002.60	0.94	1,000.00	1,023.85	0.95

† Expenses paid during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

Trustees and Officers of JNL Investors Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2017:

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex [1]
Michael Bouchard	$3,644	$0	$0	$153,500
Ellen Carnahan	$3,680	$0	$0	$155,000 [3]
William J. Crowley, Jr. [2]	$4,273	$0	$0	$180,000 [4]
Michelle Engler	$3,502	$0	$0	$147,500
John Gillespie	$3,585	$0	$0	$151,000 [5]
Richard McLellan	$3,407	$0	$0	$143,500
William R. Rybak	$3,798	$0	$0	$160,000
Edward Wood	$3,680	$0	$0	$155,000 [6]
Patricia Woodworth	$3,407	$0	$0	$143,500 [7]

1 The fees paid to the Independent Trustees are paid for combined service on the Boards of the Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the Independent Trustees is $1,389,000.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3  Amount includes $77,500 deferred by Ms. Carnahan.

4  Amount includes $99,000 deferred by Mr. Crowley.

5  Amount includes $75,500 deferred by Mr. Gillespie.

6 Amount includes $77,500 deferred by Mr. Wood.

7 Amount includes $143,500 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com.

JNL Investors Series Trust

Results of Special Meetings of Shareholders

On June 22, 2017, a joint special meeting (“Meeting”) of shareholders (“Shareholders”) of each of the Funds of JNL Investors Series Trust (the “Trust”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purposes (and with the following results):

1. All shareholders of the Trust: To vote on the election of the following eleven individuals as Trustees of the Trust:  Michael Bouchard, Ellen Carnahan, William J. Crowley, Jr., Michelle Engler, John Gillespie, Mark D. Nerud, William R. Rybak, Edward Wood, Patricia A. Woodworth, Eric O. Anyah, and Mark S. Wehrle.

TRUSTEES	FOR	WITHOLD	TOTAL
Michael Bouchard	3,554,759,911.781	0.000	3,554,759,911.781
Ellen Carnahan	3,517,782,448.695	36,977,463.086	3,554,759,911.781
William J. Crowley, Jr.	3,517,782,448.695	36,977,463.086	3,554,759,911.781
Michelle Engler	3,517,782,448.695	36,977,463.086	3,554,759,911.781
John Gillespie	3,554,759,911.781	0.000	3,554,759,911.781
Mark D. Nerud	3,554,759,911.781	0.000	3,554,759,911.781
William R. Rybak	3,517,782,448.695	36,977,463.086	3,554,759,911.781
Edward Wood	3,517,782,448.695	36,977,463.086	3,554,759,911.781
Patricia A. Woodworth	3,554,759,911.781	0.000	3,554,759,911.781
Eric O. Anyah	3,554,759,911.781	0.000	3,554,759,911.781
Mark S. Wehrle	3,554,759,911.781	0.000	3,554,759,911.781

2. Shareholders holding Class A Shares of each Fund of the Trust: To approve an amended and restated Distribution Plan for the Class A shares of each Fund of the Trust.
FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
JNL/PPM America Low Duration Bond Fund (Class A)	89,203,365.891	0.000	0.000	89,203,365.891

3. All Shareholders of the Series of the Trust: To approve an amended and restated Declaration of Trust.
FOR	AGAINST	ABSTAIN	TOTAL
2,580,915,757.271	340,894,991.937	632,949,162.573	3,554,759,911.781

4. Each Fund’s Shareholders of the Trust, voting separately: To approve the elimination of a fundamental policy regarding repurchase agreements and warrants.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL Government Money Market Fund (formerly, JNL Money Market Fund) (Institutional Class)	3,458,364,161.382	0.000	7,192,384.508	3,465,556,545.890
JNL/PPM America Low Duration Bond Fund (Class A)	89,203,365.891	0.000	0.000	89,203,365.891

JNL Investor Series Trust	PRSRT STD
U.S. POSTAGE
One Corporate Way	PAID
Lansing, MI 48951	JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

CMV8375 06/17

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 1, 2017

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.